Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table summarizes the fair value of our derivative financial instruments as of December 31, 2012 and 2011, respectively.

	Fair Value of Derivative Instruments
	Derivative Assets			Derivative Liabilities
(in millions of dollars)	Balance Sheet Location	December 31, 2012	December 31, 2011	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current assets	$0.7	$3.0	Other current liabilities	$0.6	$0.2
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other current assets	0.5	0.8	Other current liabilities	0.2	1.2
Total derivatives		$1.2	$3.8		$0.8	$1.4

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following tables summarizes the pre-tax effect of the Company’s derivative financial instruments on the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010 respectively.

	The Effect of Derivative Instruments in Cash Flow Hedging Relationships on the Consolidated Statements of Operations for the Years Ended December 31,
	Amount of Gain (Loss) Recognized in OCI (Effective Portion)			Location of (Gain) Loss Reclassified from OCI to Income	Amount of (Gain) Loss Reclassified from AOCI to Income (Effective Portion)
(in millions of dollars)	2012	2011	2010		2012	2011	2010
Cash flow hedges:
Foreign exchange contracts	(0.2)	$(0.3)	$(3.1)	Cost of products sold	$(1.9)	$4.4	$0.8

	The Effect of Derivatives Not Designated as Hedging Instruments on the Consolidated Statements of Operations
	Location of (Gain) Loss Recognized in Income on Derivatives	Amount of (Gain) Loss Recognized in Income year ended December 31,
(in millions of dollars)		2012	2011	2010
Foreign exchange contracts	Other expense, net	$2.3	$0.9	$(1.8)